Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 15: Fair Value Measurements
We use fair value measurements to record fair value adjustments to certain assets and liabilities and to fulfill fair value disclosure requirements. Assets and liabilities recorded at fair value on a recurring basis, such as derivatives, residential MSRs, and trading or AFS debt securities, are presented in Table 15.1 in this Note. Additionally, from time to time, we record fair value adjustments on a nonrecurring basis. These nonrecurring adjustments typically involve application of an accounting method such as lower of cost or fair value (LOCOM) and the measurement alternative, or write-downs of individual assets. Assets recorded at fair value on a nonrecurring basis are presented in Table 15.4 in this Note. We provide in Table 15.9 estimates of fair value for financial instruments that are not recorded at fair value, such as loans and debt liabilities carried at amortized cost.

FAIR VALUE HIERARCHY. We classify our assets and liabilities recorded at fair value as either Level 1, 2, or 3 in the fair value hierarchy. The highest priority (Level 1) is assigned to valuations based on unadjusted quoted prices in active markets and the lowest priority (Level 3) is assigned to valuations that include one or more significant unobservable inputs. See Note 1 (Summary of Significant Accounting Policies) for a detailed description of the fair value hierarchy.
In the determination of the classification of financial instruments in Level 2 or Level 3 of the fair value hierarchy, we consider all available information, including observable market data, indications of market liquidity and orderliness of transactions, and our understanding of the valuation techniques and significant inputs used. This determination is ultimately based upon the specific facts and circumstances of each instrument or instrument category and judgments are made regarding the significance of the unobservable inputs to the instruments’ fair value measurement in its entirety. If one or more unobservable inputs is considered significant, the instrument is classified as Level 3.
We do not classify nonmarketable equity securities in the fair value hierarchy if we use the non-published net asset value (NAV) per share (or its equivalent) as a practical expedient to measure fair value. Marketable equity securities with published NAVs are classified in the fair value hierarchy.

Assets
TRADING DEBT SECURITIES. Trading debt securities are recorded at fair value on a recurring basis. These securities are valued using internal trader prices that are subject to independent price verification procedures, which includes comparing internal trader prices against multiple independent pricing sources, such as prices obtained from third-party pricing services, observed trades, and other approved market data. These pricing services compile prices from various sources and may apply matrix pricing for similar securities when no price is observable. We review pricing methodologies provided by pricing services to determine if observable market information is being used versus unobservable inputs. When evaluating the appropriateness of an internal trader price, compared with other independent pricing sources, considerations include the range and quality of available information and observability of trade data. These sources are used to evaluate the reasonableness of a trader price; however, valuing financial instruments involves judgments acquired from knowledge of a particular market. Substantially all of our trading debt securities are recorded using internal trader prices.

AVAILABLE-FOR-SALE DEBT SECURITIES.  AFS debt securities are recorded at fair value on a recurring basis. Fair value measurement for AFS debt securities is based upon various sources of market pricing. Where available, we use quoted prices in active markets. When instruments are traded in secondary markets and quoted prices in active markets do not exist for such securities, we use prices obtained from third-party pricing services and, to a lesser extent, may use prices obtained from independent broker-dealers (brokers), collectively vendor prices that are subject to independent price verification procedures. Substantially all of our AFS debt securities are recorded using vendor prices. See the “Level 3 Asset and Liability Valuation Processes – Vendor Developed Valuations” section in this Note for additional discussion of our processes when using vendor prices to record fair value of AFS debt securities, which includes those classified as Level 2 or Level 3 within the fair value hierarchy.
When vendor prices are deemed inappropriate, they may be adjusted based on other market data or internal models. We also use internal models when no vendor prices are available. Internal models use discounted cash flow techniques or market comparable pricing techniques and are subject to independent price verification procedures.

LOANS HELD FOR SALE (LHFS). LHFS generally includes originated or purchased commercial and residential mortgage loans for sale in the securitization or whole loan market. A significant portion of residential LHFS, and our portfolio of commercial LHFS in our trading business, are recorded at fair value on a recurring basis. The remaining LHFS are held at LOCOM which may be written down to fair value on a nonrecurring basis. Fair value for LHFS that are not part of our trading business is based on quoted market prices, where available, or the prices for other mortgage whole loans with similar characteristics. We may use securitization prices that are adjusted for typical securitization activities including servicing value, portfolio composition, market conditions and liquidity. Fair value for LHFS in our trading business is based on pending transactions when available. Where market pricing data or pending transactions are not available, we use a discounted cash flow model to estimate fair value.

LOANS. Although loans are recorded at amortized cost, we record nonrecurring fair value adjustments to reflect write-downs that are based on the observable market price of the loan or current appraised value of the collateral less costs to sell.

MORTGAGE SERVICING RIGHTS (MSRs). Residential MSRs are carried at fair value on a recurring basis. Commercial MSRs are carried at LOCOM and may be written down to fair value on a nonrecurring basis. MSRs do not trade in an active market with readily observable prices. We determine the fair value of MSRs using a valuation model that estimates the present value of expected future net servicing income. The model incorporates assumptions that market participants may use in estimating future net servicing income cash flows, including estimates of prepayment rates (including housing price volatility for residential MSRs), discount rates, and cost to service (including delinquency and foreclosure costs). See the “Level 3 Asset and Liability Valuation Processes – Internal Model Valuations” section in this Note for additional discussion of our processes when using internal models to record fair value of residential MSRs, which are classified as Level 3 within the fair value hierarchy.
DERIVATIVES.  Derivatives are recorded at fair value on a recurring basis. Other than certain exchange-traded derivatives that are actively traded and valued using quoted market prices, derivatives are measured using internal valuation techniques that are subject to independent price verification procedures. These instruments, which include derivatives traded in over-the-counter (OTC) markets, with clearinghouses, and on exchanges, are classified as Level 2 or Level 3 of the fair value hierarchy, depending on the significance of unobservable inputs in the valuation. Valuation techniques and inputs to internal models depend on the type of derivative and nature of the underlying rate, price or index upon which the value of the derivative is based. Key inputs can include yield curves, credit curves, foreign exchange rates, prepayment rates, volatility measurements and correlation of certain of these inputs. See the “Level 3 Asset and Liability Valuation Processes – Internal Model Valuations” section in this Note for additional discussion of our processes when using internal models to record fair value of derivatives, which includes those classified as Level 2 or Level 3 within the fair value hierarchy.
We incorporate certain adjustments in determining the fair value of our derivatives, including credit valuation adjustments (CVA) to reflect counterparty credit risk related to derivative assets, debit valuation adjustments (DVA) to reflect Wells Fargo’s own credit risk related to derivative liabilities, and funding valuation adjustments (FVA) to reflect the funding cost of uncollateralized or partially collateralized derivative assets and liabilities. CVA, which considers the effects of enforceable master netting agreements and collateral arrangements, reflects market-based views of the credit quality of each counterparty. We estimate CVA based on observed credits spreads in the credit default swap market and indices indicative of the credit quality of the counterparties to our derivatives.

EQUITY SECURITIES. Marketable equity securities and certain nonmarketable equity securities that we have elected to account for at fair value are recorded at fair value on a recurring basis. Our remaining nonmarketable equity securities are accounted for using the equity method, cost method or measurement alternative and can be subject to nonrecurring fair value adjustments to record impairment. Additionally, the carrying value of equity securities accounted for under the measurement alternative is also remeasured to fair value upon the occurrence of orderly observable transactions of the same or similar securities of the same issuer.
We use quoted prices to determine the fair value of marketable equity securities, as the securities are publicly traded. Quoted prices are typically not available for nonmarketable equity securities. We therefore use other methods, generally market comparable pricing techniques, to determine fair value for such securities. We use all available information in making this determination, which includes observable transaction prices for the same or similar security, prices from third-party pricing services, broker quotes, trading multiples of comparable public companies, and discounted cash flow models. Where appropriate, we make adjustments to observed market data to reflect the comparative differences between the market data and the attributes of our equity security, such as differences with public companies and other investment-specific considerations like liquidity, marketability or differences in terms of the instruments.
OTHER ASSETS. Other assets are generally recorded at amortized cost, with the exception of market risk benefit assets which are recorded at fair value on a recurring basis and valued at the contract level using a discounted cash flow model. For the remaining other assets recorded at amortized cost, we also record nonrecurring fair value adjustments to reflect impairment or the impact of certain lease modifications. Other assets subject to nonrecurring fair value measurements include operating lease ROU assets, foreclosed assets and physical commodities inventory, and venture capital and private equity investments in consolidated portfolio companies. For these assets, fair value is generally based upon independent market prices or appraised values less costs to sell, or the use of a discounted cash flow model.

Liabilities
SHORT-SALE AND OTHER LIABILITIES. Short-sale trading liabilities in our trading business are recorded at fair value on a recurring basis and are measured using quoted prices in active markets, where available. When quoted prices for the same instruments are not available or markets are not active, fair values are estimated using recent trades of similar securities. Other liabilities include market risk benefit liabilities, which are recorded at fair value on a recurring basis and valued at the contract level using a discounted cash flow model.

INTEREST-BEARING DEPOSITS AND LONG-TERM DEBT. Although interest-bearing deposits and long-term debt are generally recorded at amortized cost, we have elected the fair value option for certain structured debt liabilities issued by our trading business. Fair values for these instruments are estimated using a discounted cash flow model that includes both the embedded derivative and debt portions of the instruments. The discount rate used in these discounted cash flow models also incorporates the impact of our credit spread, which is generally based on observable spreads in the secondary bond market.
Level 3 Asset and Liability Valuation Processes
We generally determine fair value of our Level 3 assets and liabilities by using internal models and, to a lesser extent, prices obtained from vendors. Our valuation processes vary depending on which approach is utilized.

INTERNAL MODEL VALUATIONS.  Certain Level 3 fair value estimates are based on internal models, such as discounted cash flow or market comparable pricing techniques. Some of the inputs used in these valuations are unobservable. Unobservable inputs are generally derived from or can be correlated to historic performance of similar portfolios or previous market trades in similar instruments where particular unobservable inputs may be implied. We attempt to correlate each unobservable input to historical experience and other third-party data where available. Internal models are subject to review prescribed within our model risk management policies and procedures, which include model validation. Model validation helps ensure our models are appropriate for their intended use and appropriate controls exist to help mitigate risk of invalid valuations. Model validation assesses the adequacy and appropriateness of our models, including reviewing its key components, such as inputs, processing components, logic or theory, output results and supporting model documentation. Validation also includes ensuring significant unobservable model inputs are appropriate given observable market transactions or other market data within the same or similar asset classes. We also have ongoing monitoring procedures in place for our Level 3 assets and liabilities that use internal valuation models. These procedures, which are designed to provide reasonable assurance that models continue to perform as expected, include:
•ongoing analysis and benchmarking to market transactions and other independent market data (including pricing vendors, if available);
•back-testing of modeled fair values to actual realized transactions; and
•review of modeled valuation results against expectations, including review of significant or unusual fluctuations in value.
We update model inputs and methodologies periodically to reflect these monitoring procedures. Additionally, existing models are subject to periodic reviews and we perform full model revalidations as necessary. Internal valuation models are subject to ongoing review by the appropriate principal line of business or enterprise function and monitoring oversight by Independent Risk Management. Independent Risk Management, through its Model Risk function, provides independent oversight of model risk management, and its responsibilities include governance, validation, periodic review, and monitoring of model risk across the Company and providing periodic reports to management and the Board’s Risk Committee.

VENDOR-DEVELOPED VALUATIONS.  We routinely obtain pricing from third-party vendors to value our assets or liabilities. In certain limited circumstances, this includes assets and liabilities that we classify as Level 3. We have processes in place to approve and periodically review third-party vendors to assess whether information obtained and valuation techniques used are appropriate. This review may consist of, among other things, obtaining and evaluating control reports issued and pricing methodology materials distributed. We monitor and review vendor prices on an ongoing basis to evaluate whether the fair values are reasonable and in line with market experience in similar asset classes. While the inputs used to determine fair value are not provided by the pricing vendors, and therefore unavailable for our review, we perform one or more of the following procedures to validate the pricing information and determine appropriate classification within the fair value hierarchy:
•comparison to other pricing vendors (if available);
•variance analysis of prices;
•corroboration of pricing by reference to other independent market data, such as market transactions and relevant benchmark indices;
•review of pricing by Company personnel familiar with market liquidity and other market-related conditions; and
•investigation of prices on a specific instrument-by-instrument basis.
Assets and Liabilities Recorded at Fair Value on a Recurring Basis
Table 15.1 presents the balances of assets and liabilities recorded at fair value on a recurring basis.
Table 15.1: Fair Value on a Recurring Basis

	December 31, 2024				December 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Trading debt securities:
Securities of U.S. Treasury and federal agencies	$38,320	3,829	—	42,149	32,178	3,027	—	35,205
Collateralized loan obligations	—	847	80	927	—	762	64	826
Corporate debt securities	—	17,341	45	17,386	—	12,859	82	12,941
Federal agency mortgage-backed securities	—	52,908	—	52,908	—	42,944	—	42,944
Non-agency mortgage-backed securities	—	1,702	1	1,703	—	1,477	10	1,487
Other debt securities	—	6,132	—	6,132	—	3,898	1	3,899
Total trading debt securities	38,320	82,759	126	121,205	32,178	64,967	157	97,302
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	23,285	—	—	23,285	45,467	—	—	45,467
Securities of U.S. states and political subdivisions	—	12,018	17	12,035	—	20,009	57	20,066
Federal agency mortgage-backed securities	—	123,029	—	123,029	—	59,578	—	59,578
Non-agency mortgage-backed securities	—	1,804	2	1,806	—	2,748	1	2,749
Collateralized loan obligations	—	2,202	—	2,202	—	1,533	—	1,533
Other debt securities	—	424	197	621	—	892	163	1,055
Total available-for-sale debt securities	23,285	139,477	216	162,978	45,467	84,760	221	130,448
Loans held for sale	—	4,533	180	4,713	—	2,444	448	2,892
Mortgage servicing rights (residential)	—	—	6,844	6,844	—	—	7,468	7,468
Derivative assets (gross):
Interest rate contracts	178	28,070	567	28,815	195	31,434	816	32,445
Commodity contracts	—	2,602	39	2,641	—	2,723	18	2,741
Equity contracts	19	15,074	108	15,201	71	13,041	193	13,305
Foreign exchange contracts	—	51,913	43	51,956	—	24,730	37	24,767
Credit contracts	—	90	6	96	—	74	39	113
Total derivative assets (gross)	197	97,749	763	98,709	266	72,002	1,103	73,371
Equity securities	16,931	5,344	47	22,322	10,849	8,949	43	19,841
Other assets	—	—	168	168	—	—	49	49
Total assets prior to derivative netting	$78,733	329,862	8,344	416,939	88,760	233,122	9,489	331,371
Derivative netting (1)				(78,697)				(55,148)
Total assets after derivative netting				$338,242				276,223
Derivative liabilities (gross):
Interest rate contracts	$(121)	(26,844)	(4,170)	(31,135)	(201)	(32,298)	(4,383)	(36,882)
Commodity contracts	—	(1,558)	(75)	(1,633)	—	(2,719)	(27)	(2,746)
Equity contracts	(4)	(14,327)	(1,275)	(15,606)	(35)	(12,108)	(1,667)	(13,810)
Foreign exchange contracts	—	(50,886)	(39)	(50,925)	—	(27,138)	(19)	(27,157)
Credit contracts	—	(43)	(7)	(50)	—	(39)	(5)	(44)
Total derivative liabilities (gross)	(125)	(93,658)	(5,566)	(99,349)	(236)	(74,302)	(6,101)	(80,639)
Short-sale and other liabilities	(21,835)	(6,909)	(52)	(28,796)	(19,695)	(5,776)	(83)	(25,554)
Interest-bearing deposits	—	(318)	—	(318)	—	(1,297)	—	(1,297)
Long-term debt	—	(3,495)	—	(3,495)	—	(2,308)	—	(2,308)
Total liabilities prior to derivative netting	$(21,960)	$(104,380)	(5,618)	(131,958)	(19,931)	(83,683)	(6,184)	(109,798)
Derivative netting (1)				83,014				62,144
Total liabilities after derivative netting				$(48,944)				(47,654)
(1)Represents balance sheet netting of derivative asset and liability balances, related cash collateral, and portfolio level valuation adjustments. See Note 14 (Derivatives) for additional information.
Level 3 Assets and Liabilities Recorded at Fair Value on a Recurring Basis
Table 15.2 presents the changes in Level 3 assets and liabilities measured at fair value on a recurring basis.
Table 15.2: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis

									Net unrealized gains (losses) related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net gains/(losses) (1)	Purchases (2)	Sales	Settlements	Transfers into Level 3 (3)	Transfers out of Level 3 (4)	Balance, end of period		(5)
Year ended December 31, 2024
Trading debt securities	$157	(7)	164	(200)	(18)	66	(36)	126	(12)	(6)
Available-for-sale debt securities	221	18	24	—	(18)	1	(30)	216	20	(6)
Loans held for sale	448	(4)	119	(120)	(91)	111	(283)	180	(5)	(7)
Mortgage servicing rights (residential) (8)	7,468	(406)	94	(312)	—	—	—	6,844	492	(7)
Net derivative assets and liabilities:
Interest rate contracts	(3,567)	(2,820)	—	—	2,802	(9)	(9)	(3,603)	(563)
Equity contracts	(1,474)	(578)	—	—	857	(204)	232	(1,167)	90
Other derivative contracts	43	263	11	(4)	(302)	(47)	3	(33)	(34)
Total derivative contracts	(4,998)	(3,135)	11	(4)	3,357	(260)	226	(4,803)	(507)	(9)
Equity securities	43	9	22	(27)	—	—	—	47	4	(6)
Other assets and liabilities	(34)	150	—	—	—	—	—	116	150	(10)
Year ended December 31, 2023
Trading debt securities	$185	(14)	141	(167)	(11)	104	(81)	157	(12)	(6)
Available-for-sale debt securities	276	(8)	113	(31)	(19)	304	(414)	221	(32)	(6)
Loans held for sale	793	1	298	(373)	(120)	126	(277)	448	(17)	(7)
Mortgage servicing rights (residential) (8)	9,310	(1,101)	161	(902)	—	—	—	7,468	86	(7)
Net derivative assets and liabilities:
Interest rate contracts	(2,582)	(2,062)	3	(3)	2,548	(1,493)	22	(3,567)	93
Equity contracts	(1,224)	(801)	—	—	521	(108)	138	(1,474)	(314)
Other derivative contracts	9	(52)	14	(4)	81	(3)	(2)	43	42
Total derivative contracts	(3,797)	(2,915)	17	(7)	3,150	(1,604)	158	(4,998)	(179)	(9)
Equity securities	20	(2)	10	(8)	—	23	—	43	(1)	(6)
Other assets and liabilities	(167)	133	—	—	—	—	—	(34)	133	(10)
Year ended December 31, 2022
Trading debt securities	$241	(72)	218	(186)	(6)	22	(32)	185	(73)	(6)
Available-for-sale debt securities	186	(36)	327	(26)	(25)	460	(610)	276	(10)	(6)
Loans held for sale	1,033	(252)	389	(391)	(207)	237	(16)	793	(170)	(7)
Mortgage servicing rights (residential) (8)	6,920	2,001	1,003	(614)	—	—	—	9,310	3,254	(7)
Net derivative assets and liabilities:
Interest rate contracts	127	(3,280)	—	—	994	(435)	12	(2,582)	(2,073)
Equity contracts	(417)	35	—	(9)	718	(584)	(967)	(1,224)	276
Other derivative contracts	5	(68)	19	(9)	118	(16)	(40)	9	(16)
Total derivative contracts	(285)	(3,313)	19	(18)	1,830	(1,035)	(995)	(3,797)	(1,813)	(9)
Equity securities	8,910	4	1	(2)	—	3	(8,896)	20	(2)	(6)
Other assets and liabilities	(791)	624	—	—	—	—	—	(167)	624	(10)
(1)All amounts represent net gains (losses) included in net income except for AFS debt securities and other assets and liabilities which also included net gains (losses) in other comprehensive income. Net gains (losses) included in other comprehensive income for AFS debt securities were $21 million, $(27) million and $(37) million for the years ended December 31, 2024, 2023 and 2022, respectively. Net gains (losses) included in other comprehensive income for other assets and liabilities were $(14) million, $(12) million and $71 million for the years ended December 31, 2024, 2023 and 2022, respectively.
(2)Includes originations of mortgage servicing rights and loans held for sale.
(3)All assets and liabilities transferred into Level 3 were previously classified within Level 2.
(4)All assets and liabilities transferred out of Level 3 are classified as Level 2. During first quarter 2022, we transferred $8.9 billion of equity securities and $1.4 billion of related economic hedging derivative assets (equity contracts) out of Level 3 due to our election to measure fair value of these instruments as a portfolio. Under this election, the unit of valuation is the portfolio-level, rather than each individual instrument. The unobservable inputs previously significant to the valuation of the instruments individually are no longer significant, as those unobservable inputs offset under the portfolio election.
(5)All amounts represent net unrealized gains (losses) related to assets and liabilities held at period end included in net income except for AFS debt securities and other assets and liabilities which also included net unrealized gains (losses) related to assets and liabilities held at period end in other comprehensive income. Net unrealized gains (losses) included in other comprehensive income for AFS debt securities were $22 million, $(28) million and $(9) million for the years ended December 31, 2024, 2023 and 2022, respectively. Net unrealized gains (losses) included in other comprehensive income for other assets and liabilities were $(14) million, $(12) million and $71 million for the years ended December 31, 2024, 2023 and 2022, respectively.
(6)Included in net gains from trading and securities on our consolidated statement of income.
(7)Included in mortgage banking income on our consolidated statement of income.
(8)For additional information on the changes in mortgage servicing rights, see Note 6 (Mortgage Banking Activities).
(9)Included in mortgage banking income, net gains from trading and securities, and other noninterest income on our consolidated statement of income.
(10)Included in other noninterest income on our consolidated statement of income.
Table 15.3 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of our Level 3 assets and liabilities measured at fair value on a recurring basis.
Weighted averages of inputs are calculated using outstanding unpaid principal balances of loans serviced for residential MSRs and notional amounts for derivative instruments.
Table 15.3: Valuation Techniques – Recurring Basis

($ in millions, except cost to service amounts)	Fair Value Level 3	Valuation Technique	Significant Unobservable Input	Range of Inputs				Weighted Average
December 31, 2024
Mortgage servicing rights (residential)	$6,844	Discounted cash flow	Cost to service per loan (1)	$60	-	451		103
			Discount rate	9.2	-	15.5%		10.1
			Prepayment rate (2)	6.8	-	19.4		8.1
Net derivative assets and (liabilities):
Interest rate contracts	(3,588)	Discounted cash flow	Discount rate	4.1	-	4.2		4.1
	(15)	Discounted cash flow	Default rate	0.4	-	1.1		0.5
			Loss severity	50.0	-	50.0		50.0
Equity contracts	(758)	Discounted cash flow	Conversion factor	(1.4)	-	0.0%		(0.7)
			Weighted average life	1.0	-	4.0	yrs	2.0
	(409)	Option model	Correlation factor	(70.0)	-	98.9%		65.3
			Volatility factor	6.5	-	138.0		41.1
December 31, 2023
Mortgage servicing rights (residential)	$7,468	Discounted cash flow	Cost to service per loan (1)	$52	-	527		105
			Discount rate	8.9	-	13.9%		9.4
			Prepayment rate (2)	7.3	-	24.3		8.9
Net derivative assets and (liabilities):
Interest rate contracts	(3,501)	Discounted cash flow	Discount rate	3.6	-	5.4		4.2
	(36)	Discounted cash flow	Default rate	0.4	-	5.0		1.2
			Loss severity	50.0	-	50.0		50.0
			Prepayment rate	22.0	-	22.0		22.0
Interest rate contracts: derivative loan commitments	(30)	Discounted cash flow	Fall-out factor	1.0	-	99.0		30.2
			Initial-value servicing	(5.5)	-	141.0	bps	10.0
Equity contracts	(1,020)	Discounted cash flow	Conversion factor	(6.9)	-	0.0%		(6.4)
			Weighted average life	0.5	-	2.0	yrs	1.1
	(454)	Option model	Correlation factor	(67.0)	-	99.0%		73.8
			Volatility factor	6.5	-	147.0		38.6
(1)The high end of the range of inputs is for servicing modified loans. For non-modified loans, the range is $60 - $162 at December 31, 2024, and $52 - $167 at December 31, 2023.
(2)Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.
The internal valuation techniques used for our Level 3 assets and liabilities, as presented in Table 15.3 and Table 15.6, are described as follows:
•Discounted cash flow – Discounted cash flow valuation techniques generally consist of developing an estimate of future cash flows that are expected to occur over the life of an instrument and then discounting those cash flows at a rate of return that results in the fair value amount.
•Market comparable pricing – Market comparable pricing valuation techniques are used to determine the fair value of certain instruments by incorporating known inputs, such as recent transaction prices, pending transactions, financial metrics of comparable companies, or prices of other similar investments that require significant adjustment to reflect differences in instrument characteristics.
•Option model – Option model valuation techniques are generally used for instruments in which the holder has a contingent right or obligation based on the occurrence of a future event, such as the price of a referenced asset going above or below a predetermined strike price. Option models estimate the likelihood of the specified event occurring by incorporating assumptions such as volatility estimates, price of the underlying instrument and expected rate of return.

The unobservable inputs presented in Table 15.3 and
Table 15.6 are those we consider significant to the fair value of the Level 3 asset or liability. We consider unobservable inputs to be significant based on their quantitative impact to the fair value of the Level 3 asset or liability as well as qualitative factors, such as nature of the instrument, type of valuation technique used, and the significance of the unobservable inputs relative to other inputs used within the valuation. Following is a description of the significant unobservable inputs provided in these tables.
•Comparability adjustment – is an adjustment made to observed market data, such as a transaction price to reflect dissimilarities in underlying collateral, issuer, rating, or other factors used within a market valuation approach, expressed as a percentage of an observed price.
•Conversion factor – is the risk-adjusted rate in which a particular instrument may be exchanged for another instrument upon settlement, expressed as a percentage change from a specified rate.
•Correlation factor – is the likelihood of one instrument changing in price relative to another based on an established relationship expressed as a percentage of relative change in price over a period over time.
•Cost to service – is the expected cost per loan of servicing a portfolio of loans, which includes estimates for unreimbursed expenses (including delinquency and foreclosure costs) that may occur as a result of servicing such loan portfolios.
•Default rate – is an estimate of the likelihood of not collecting contractual amounts owed expressed as a constant default rate (CDR).
•Discount rate – is a rate of return used to calculate the present value of the future expected cash flow to arrive at the fair value of an instrument. The discount rate consists of a benchmark rate component and a risk premium component. The benchmark rate component, for example, Secured Overnight Financing Rate (SOFR) or U.S. Treasury rates, is generally observable within the market and is necessary to appropriately reflect the time value of money. The risk premium component reflects the amount of compensation market participants require due to the uncertainty inherent in the instruments’ cash flows resulting from risks such as credit and liquidity.
•Fall-out factor – is the expected percentage of loans associated with our interest rate lock commitment portfolio that are likely of not funding.
•Initial-value servicing – is the estimated value of the underlying loan, including the value attributable to the embedded servicing right, expressed in basis points of outstanding unpaid principal balance.
•Loss severity – is the estimated percentage of contractual cash flows lost in the event of a default.
•Multiples – are financial ratios of comparable public companies, such as ratios of enterprise value or market value of equity to earnings before interest, depreciation, and amortization (EBITDA), revenue, net income or book value, adjusted to reflect dissimilarities in operational, financial, or marketability to the comparable public company used in a market valuation approach.
•Prepayment rate – is the estimated rate at which forecasted prepayments of principal of the related loan or debt instrument are expected to occur, expressed as a constant prepayment rate (CPR).
•Volatility factor – is the extent of change in price an item is estimated to fluctuate over a specified period of time expressed as a percentage of relative change in price over a period over time.
•Weighted average life – is the weighted average number of years an investment is expected to remain outstanding based on its expected cash flows reflecting the estimated date the issuer will call or extend the maturity of the instrument or otherwise reflecting an estimate of the timing of an instrument’s cash flows whose timing is not contractually fixed.

Interrelationships and Uncertainty of Inputs Used in Recurring Level 3 Fair Value Measurements
Usage of the valuation techniques presented in Table 15.3 requires determination of relevant inputs and assumptions, some of which represent significant unobservable inputs. Accordingly, changes in these unobservable inputs may have a significant impact on fair value.
Certain of these unobservable inputs will (in isolation) have a directionally consistent impact on the fair value of the instrument for a given change in that input. Alternatively, the fair value of the instrument may move in an opposite direction for a given change in another input. Where multiple inputs are used within the valuation technique of an asset or liability, a change in one input in a certain direction may be offset by an opposite change in another input having a potentially muted impact to the overall fair value of that particular instrument. Additionally, a change in one unobservable input may result in a change to another unobservable input (that is, changes in certain inputs are interrelated to one another), which may counteract or magnify the fair value impact.
MORTGAGE SERVICING RIGHTS.  The discounted cash flow models used to determine fair value of Level 3 residential MSRs utilize certain significant unobservable inputs including prepayment rate, discount rate and costs to service. An increase in any of these unobservable inputs will reduce the fair value of the MSRs and alternatively, a decrease in any one of these inputs would result in the MSRs increasing in value. Generally, a decrease in discount rates increases the value of MSRs, unless accompanied by a related update to our prepayment rates. The cost to service assumption generally does not increase or decrease based on movements in the discount rate or the prepayment rate. The sensitivity to key assumptions of our residential MSRs is discussed further in Note 6 (Mortgage Banking Activities).

DERIVATIVE INSTRUMENTS.  Level 3 derivative instruments are valued using option pricing and discounted cash flow valuation techniques which use certain significant unobservable inputs to determine fair value. Such inputs consist of discount rate, prepayment rate, default rate, loss severity, initial-value servicing, fall-out factor, volatility factor, weighted average life, conversion factor, and correlation factor.
Level 3 derivative assets (liabilities) where we are long the underlying would decrease (increase) in value upon an increase (decrease) in discount rate, default rate, fall-out factor, conversion factor, or loss severity inputs. Conversely, Level 3 derivative assets (liabilities) would generally increase (decrease) in value upon an increase (decrease) in prepayment rate, initial-value servicing, weighted average life or volatility factor inputs. The inverse of the above relationships would occur for instruments when we are short the underlying. The correlation factor input may have a positive or negative impact on the fair value of derivative instruments depending on the change in fair value of the item the correlation factor references.
Generally, for derivative instruments for which we are subject to changes in the value of the underlying referenced instrument, a change in the assumption used for default rate is accompanied by directionally similar change in the risk premium component of the discount rate (specifically, the portion related to credit risk) and a directionally opposite change in the assumption used for prepayment rates. Unobservable inputs for loss severity, initial-value servicing, fall-out factor, volatility factor, weighted average life, conversion factor, and correlation factor do not increase or decrease based on movements in other significant unobservable inputs for these Level 3 instruments.
Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis
We may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from write-downs of individual assets or the application of an accounting method such as LOCOM and the measurement alternative.

Table 15.4 provides the fair value hierarchy and fair value at the date of the nonrecurring fair value adjustment for all assets that were still held as of December 31, 2024 and 2023, and for which a nonrecurring fair value adjustment was recorded during the years then ended.
Table 15.4: Fair Value on a Nonrecurring Basis

	December 31, 2024			December 31, 2023
(in millions)	Level 2	Level 3	Total	Level 2	Level 3	Total
Loans held for sale (1)	$841	287	1,128	326	297	623
Loans:
Commercial	1,376	—	1,376	1,565	—	1,565
Consumer	91	—	91	97	—	97
Total loans	1,467	—	1,467	1,662	—	1,662
Equity securities	1,451	2,570	4,021	2,086	2,354	4,440
Other assets	4,959	9	4,968	2,451	58	2,509
Total assets at fair value on a nonrecurring basis	$8,718	2,866	11,584	6,525	2,709	9,234
(1)Consists of commercial mortgages and residential mortgage – first lien loans.
Table 15.5 presents the gains (losses) on all assets held at the end of the reporting periods presented for which a nonrecurring fair value adjustment was recognized in earnings during the respective periods.
Table 15.5: Gains (Losses) on Assets with Nonrecurring Fair Value Adjustments

	Year ended December 31,
(in millions)	2024	2023	2022
Loans held for sale	$7	(9)	(120)
Loans:
Commercial	(1,139)	(716)	(96)
Consumer	(516)	(706)	(739)
Total loans	(1,655)	(1,422)	(835)
Mortgage servicing rights (commercial)	—	—	4
Equity securities (1)	57	(718)	(1,191)
Other assets (2)	306	(122)	(275)
Total	$(1,285)	(2,271)	(2,417)
(1)Includes impairment of equity securities and observable price changes related to equity securities accounted for under the measurement alternative.
(2)Includes impairment of operating lease ROU assets, valuation of physical commodities inventory, valuation losses on foreclosed real estate, and other collateral owned, and impairment of venture capital and private equity investments in consolidated portfolio companies.
Table 15.6 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of our Level 3 assets that are measured at fair value on a nonrecurring basis. Weighted averages of inputs for equity securities are calculated using carrying value prior to the nonrecurring fair value measurement.
Table 15.6: Valuation Techniques – Nonrecurring Basis

($ in millions)	Fair Value Level 3	Valuation Technique (1)	Significant Unobservable Input (1)	Range of Inputs Positive (Negative)			Weighted Average
December 31, 2024
Equity securities	$1,309	Market comparable pricing	Comparability adjustment	(100.0)	-	2.3%	(36.1)
	1,261	Market comparable pricing	Multiples	0.9x	-	8.9x	2.9x
December 31, 2023
Equity securities	$1,721	Market comparable pricing	Multiples	0.7x	-	27.1x	8.4x
	591	Market comparable pricing	Comparability adjustment	(100.0)	-	(11.5)%	(42.9)
	42	Discounted cash flow	Discount rate	5.0	-	5.0	5.0
(1)Refer to the narrative following Table 15.3 for a definition of the valuation technique(s) and significant unobservable inputs used in the valuation of these assets.
Fair Value Option
The fair value option is an irrevocable election, generally only permitted upon initial recognition of financial assets or liabilities, to measure eligible financial instruments at fair value with changes in fair value reflected in earnings. We may elect the fair value option to align the measurement model with how the financial assets or liabilities are managed or to reduce complexity or accounting asymmetry. Following is a discussion of the portfolios for which we elected the fair value option.

LOANS HELD FOR SALE (LHFS). LHFS measured at fair value include residential mortgage loan originations for which an active secondary market and readily available market prices exist to reliably support our valuations. We believe fair value measurement for LHFS reduces certain timing differences and better matches changes in the value of these assets with changes in the value of derivatives used as economic hedges for these assets. Loan origination fees on these loans are recorded when earned, and related direct loan origination costs are recognized when incurred. Interest income on these loans is calculated based upon the note rate of the loan and is recorded in interest income.
Additionally, we purchase loans for market-making purposes to support the buying and selling demands of our customers in our trading business. These loans are generally held for a short period of time and managed within parameters of internally approved market risk limits. Fair value measurement best aligns with our risk management practices. Fair value for these loans is generally determined using readily available market data based on recent transaction prices for similar loans.

INTEREST-BEARING DEPOSITS AND LONG-TERM DEBT. We have elected to account for certain structured debt liabilities under the fair value option. These exposures relate to our trading activities and fair value accounting better aligns with our risk management practices and reduces complexity.
For interest-bearing deposits and long-term debt carried at fair value, the change in fair value attributable to instrument-specific credit risk is recorded in OCI and all other changes in fair value are recorded in earnings. Interest expense on these structured debt liabilities is calculated using the effective interest method and is recorded in interest expense.
Table 15.7 reflects differences between the fair value carrying amount of the assets and liabilities for which we have elected the fair value option and the contractual aggregate unpaid principal amount at maturity.
Table 15.7: Fair Value Option

	December 31, 2024			December 31, 2023
(in millions)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Loans held for sale (1)	$4,713	4,864	(151)	2,892	3,119	(227)
Interest-bearing deposits	(318)	(317)	(1)	(1,297)	(1,298)	1
Long-term debt (2)	(3,495)	(4,118)	623	(2,308)	(2,864)	556
(1)Nonaccrual loans and loans 90 days or more past due and still accruing included in LHFS for which we have elected the fair value option were insignificant at December 31, 2024 and 2023.
(2)Includes zero coupon notes for which the aggregate unpaid principal amount reflects the contractual principal due at maturity.
Table 15.8 reflects amounts included in earnings related to initial measurement and subsequent changes in fair value, by income statement line item, for assets and liabilities for which the fair value option was elected. Amounts recorded in net interest income are excluded from the table below.

Table 15.8: Gains (Losses) on Changes in Fair Value Included in Earnings

	2024			2023			2022
(in millions)	Mortgage banking noninterest income	Net gains from trading and securities	Other noninterest income	Mortgage banking noninterest income	Net gains from trading and securities	Other noninterest income	Mortgage banking noninterest income	Net gains from trading and securities	Other noninterest income
Loans held for sale	$106	35	—	230	46	(26)	(681)	6	—
Interest-bearing deposits	—	(2)	—	—	(22)	—	—	—	—
Long-term debt	—	86	—	—	(81)	—	—	52	—
For performing loans, instrument-specific credit risk gains or losses are derived principally by determining the change in fair value of the loans due to changes in the observable or implied credit spread. Credit spread is the market yield on the loans less the relevant risk-free benchmark interest rate. For nonperforming loans, we attribute all changes in fair value to instrument-specific credit risk. For LHFS accounted for under the fair value option, instrument-specific credit gains or losses were insignificant for the years ended 2024, 2023, and 2022.
For interest-bearing deposits and long-term debt, instrument-specific credit risk gains or losses represent the impact of changes in fair value due to changes in our credit spread and are generally derived using observable secondary bond market information. These impacts are recorded within the debit valuation adjustments (DVA) in OCI. See Note 25 (Other Comprehensive Income) for additional information.
Disclosures about Fair Value of Financial Instruments
Table 15.9 presents a summary of fair value estimates for financial instruments that are not carried at fair value on a recurring basis. Some financial instruments are excluded from the scope of this table, such as certain insurance contracts, certain nonmarketable equity securities, and leases. This table also excludes assets and liabilities that are not financial instruments such as the value of the long-term relationships with our deposit, credit card and trust customers, MSRs, premises and equipment, goodwill and deferred taxes.
Loan commitments, standby letters of credit and commercial and similar letters of credit are not included in
Table 15.9. A reasonable estimate of the fair value of these instruments is the carrying value of deferred fees plus the allowance for unfunded credit commitments, which totaled $546 million and $575 million at December 31, 2024 and 2023, respectively.
The total of the fair value calculations presented does not represent, and should not be construed to represent, the underlying fair value of the Company.
Table 15.9: Fair Value Estimates for Financial Instruments

		Estimated fair value
(in millions)	Carrying amount	Level 1	Level 2	Level 3	Total
December 31, 2024
Financial assets
Cash and due from banks (1)	$37,080	37,080	—	—	37,080
Interest-earning deposits with banks (1)	166,281	165,903	378	—	166,281
Federal funds sold and securities purchased under resale agreements (1)	105,330	—	105,330	—	105,330
Held-to-maturity debt securities	234,948	2,015	188,756	3,008	193,779
Loans held for sale	1,547	—	1,216	384	1,600
Loans, net (2)	882,361	—	3,211	845,016	848,227
Equity securities (cost method)	3,782	—	—	3,868	3,868
Total financial assets	$1,431,329	204,998	298,891	852,276	1,356,165
Financial liabilities
Deposits (3)	$139,547	—	63,497	75,692	139,189
Short-term borrowings	108,540	—	108,547	—	108,547
Long-term debt (4)	169,567	—	171,747	2,334	174,081
Total financial liabilities	$417,654	—	343,791	78,026	421,817
December 31, 2023
Financial assets
Cash and due from banks (1)	$33,026	33,026	—	—	33,026
Interest-earning deposits with banks (1)	204,193	203,960	233	—	204,193
Federal funds sold and securities purchased under resale agreements (1)	80,456	—	80,456	—	80,456
Held-to-maturity debt securities	262,708	2,288	222,209	2,819	227,316
Loans held for sale	2,044	—	848	1,237	2,085
Loans, net (2)	905,764	—	52,127	818,358	870,485
Equity securities (cost method)	5,276	—	—	5,344	5,344
Total financial assets	$1,493,467	239,274	355,873	827,758	1,422,905
Financial liabilities
Deposits (3)	$190,970	—	127,738	62,372	190,110
Short-term borrowings	89,340	—	89,340	—	89,340
Long-term debt (4)	205,261	—	205,705	2,028	207,733
Total financial liabilities	$485,571	—	422,783	64,400	487,183
(1)Amounts consist of financial instruments for which carrying value approximates fair value.
(2)Excludes lease financing, net of allowance for credit losses, of $16.2 billion at both December 31, 2024 and 2023.
(3)Excludes deposit liabilities with no defined or contractual maturity of $1.2 trillion at both December 31, 2024 and 2023.
(4)Excludes obligations under finance leases of $16 million and $19 million at December 31, 2024 and 2023, respectively.